Cover	Jul. 01, 2024
Cover [Abstract]
Entity Registrant Name	EQUATOR Beverage Company
Entity Central Index Key	0001414953
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jul. 01, 2024
Entity File Number	000-55269
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0884348
Entity Address Address Line 1	185 Hudson Street
Entity Address Address Line 2	Floor 25
Entity Address City Or Town	Jersey City
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07302
City Area Code	929
Local Phone Number	264-7944
Written Communications	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false
Soliciting Material	false
Amendment Description	This amendment is to correct the heading of the Summary Financials table to Q2 2023.